ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)			1 Months Ended				7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 12, 2012	May 16, 2022	Jan. 27, 2022	Dec. 17, 2021	Nov. 08, 2010	Dec. 31, 2021	Sep. 30, 2022	May 31, 2021	May 31, 2020
Winvest Group Ltd [Member]
Membership interest		100.00%				100.00%			100.00%
Issuance of common stock		102,238,200
Issuance of common stock for donated service		98,984,744
Reverse split				1 for 250 reverse stock split			1 for 250 reverse split
Common stock, shares issued							16,513,983		2,081,719	2,078,299
Common stock, shares outstanding							16,513,983		2,081,719	2,078,299
Common stock, shares authorized							4,500,000,000		4,500,000,000	4,500,000,000
Winvest Group Ltd [Member] | Common Class A [Member]
Issuance of common stock									500,000,000
Winvest Group Ltd [Member] | Common Class B [Member]
Issuance of common stock									1,000,000
Winvest Group Ltd [Member] | Series A Preferred Stock [Member]
Membership interest	90.00%
Issuance of common stock	300,000,000
Price per share (in Dollars per share)	$ 0.001
Consideration paid (in Dollars)	$ 700,000
Winvest Group Ltd [Member] | Nevada LLC [Member]
Issuance of common stock						102,238,200
Winvest Group Ltd [Member] | WSPVA [Member]
Issuance of common stock									102,238,200
Winvests Group Ltd [Member]
Membership interest		100.00%				100.00%		100.00%
Issuance of common stock for donated service		98,984,744
Issuance of common stock		102,238,200
Reverse split				1 for 250	1 for 250
Common stock, shares issued							16,510,563	17,411,217
Common stock, shares outstanding							16,510,563	17,411,217
Common stock, shares authorized							4,500,000,000	4,500,000,000
Winvests Group Ltd [Member] | Share Exchange Agreement [Member]
Membership interest			100.00%
Winvests Group Ltd [Member] | Common Class A [Member]
Issuance of common stock								500,000,000
Winvests Group Ltd [Member] | Common Class B [Member]
Issuance of common stock								1,000,000
Winvests Group Ltd [Member] | Series A Preferred Stock [Member]
Membership interest	90.00%
Price per share (in Dollars per share)	$ 0.001
Consideration paid (in Dollars)	$ 700,000
Issuance of common stock	300,000,000
Winvests Group Ltd [Member] | Nevada LLC [Member]
Issuance of common stock						102,238,200
Winvests Group Ltd [Member] | WSPVA [Member]
Issuance of common stock								102,238,200
Winvests Group Ltd [Member] | The Catalyst Group Entertainment [Member] | Share Exchange Agreement [Member]
Issuance of common stock			900,000
Common stock, shares issued			17,411,217
Common stock, shares outstanding			17,411,217
Common stock, shares authorized			4,500,000,000